PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)

Voya High Yield Portfolio
f
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: 88.1%
Basic Materials: 5.5%
1,345,000
(1)
Avient Corp., 6.250%,
11/01/2031 $ 1,333,486
0.4
750,000
(1)(2)
Axalta Coating Systems
Dutch Holding B BV,
7.250%,
02/15/2031 774,437
0.2
300,000
(1)(2)
Axalta Coating
Systems LLC, 3.375%,
02/15/2029 274,601
0.1
1,125,000
(1)
Capstone Copper Corp.,
6.750%,
03/31/2033 1,121,563
0.3
925,000
(1)
Cleveland-Cliffs, Inc.,
4.625%,
03/01/2029 860,524
0.3
500,000
(1)
Cleveland-Cliffs, Inc.,
4.875%,
03/01/2031 435,692
0.1
200,000
(1)
Cleveland-Cliffs, Inc.,
6.875%,
11/01/2029 195,914
0.1
1,130,000
(1)
Constellium SE,
5.625%,
06/15/2028 1,097,021
0.3
315,000
(1)(2)
Constellium SE,
6.375%,
08/15/2032 307,903
0.1
1,390,000
(1)
Hudbay Minerals, Inc.,
4.500%,
04/01/2026 1,370,263
0.4
1,055,750
(1)
Innophos Holdings, Inc.,
11.500%,
06/15/2029 1,080,666
0.3
1,125,000
(1)(2)
Mativ Holdings, Inc.,
8.000%,
10/01/2029 971,022
0.3
1,125,000
(1)
New Gold, Inc., 6.875%,
04/01/2032 1,137,008
0.4
1,120,000
(1)
NOVA Chemicals Corp.,
7.000%,
12/01/2031 1,168,592
0.4
290,000
(1)
Novelis Corp., 3.250%,
11/15/2026 280,617
0.1
720,000
(1)
Novelis Corp., 3.875%,
08/15/2031 626,650
0.2
275,000
(1)
Novelis Corp., 4.750%,
01/30/2030 256,176
0.1
875,000
(1)
Nufarm Australia Ltd. /
Nufarm Americas, Inc.,
5.000%,
01/27/2030 815,395
0.3
400,000
(1)
Olympus Water US
Holding Corp., 4.250%,
10/01/2028 370,012
0.1
615,000
(1)
Olympus Water US
Holding Corp., 7.125%,
10/01/2027 615,415
0.2
1,185,000
(1)
SPCM SA, 3.125%,
03/15/2027 1,127,379
0.4
1,405,000
(1)(2)
Tronox, Inc., 4.625%,
03/15/2029 1,202,849
0.4
17,423,185
5.5
Communications: 13.0%
2,105,000
(1)
Altice Financing SA,
5.750%,
08/15/2029 1,542,762
0.5
1,430,000
(1)
Arches Buyer, Inc.,
6.125%,
12/01/2028 1,257,712
0.4
1,100,000
(1)
Cablevision Lightpath
LLC, 5.625%,
09/15/2028 1,012,643
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
2,355,000
(1)(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
08/15/2030 $ 2,145,822
0.7
1,740,000  CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
05/01/2032 1,511,709
0.5
1,320,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.000%,
02/01/2028 1,282,156
0.4
1,345,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.125%,
05/01/2027 1,325,791
0.4
495,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.500%,
05/01/2026 494,529
0.2
1,120,000
(1)
CommScope, Inc.,
4.750%,
09/01/2029 997,136
0.3
1,325,000
(1)
Connect Finco Sarl /
Connect US Finco LLC,
9.000%,
09/15/2029 1,209,697
0.4
1,060,000
(1)
CSC Holdings LLC,
4.125%,
12/01/2030 768,953
0.2
1,780,000
(1)
CSC Holdings LLC,
5.500%,
04/15/2027 1,649,593
0.5
1,280,000
(1)
CSC Holdings LLC,
5.750%,
01/15/2030 680,096
0.2
1,600,000
(1)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 10.000%,
02/15/2031 1,537,680
0.5
1,750,000
(1)
DISH Network Corp.,
11.750%,
11/15/2027 1,843,978
0.6
1,600,000  EchoStar Corp.,
10.750%,
11/30/2029 1,682,645
0.5
910,000
(1)
GCI LLC, 4.750%,
10/15/2028 840,208
0.3
930,000
(1)
Gray Escrow II, Inc.,
5.375%,
11/15/2031 581,744
0.2
1,355,000
(2)
Lamar Media Corp.,
4.000%,
02/15/2030 1,256,237
0.4
1,550,000
(1)
Level 3 Financing, Inc.,
4.000%,
04/15/2031 1,170,250
0.4
1,550,000
(1)
Level 3 Financing, Inc.,
10.500%,
05/15/2030 1,668,565
0.5
1,600,000
(1)
Match Group Holdings
II LLC, 4.625%,
06/01/2028 1,536,754
0.5
1,325,000
(1)
McGraw-Hill Education,
Inc., 8.000%,
08/01/2029 1,304,665
0.4
1,100,000  Northwestern Bell
Telephone, 7.750%,
05/01/2030 960,591
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
855,000
(1)(2)
Outfront Media Capital
LLC / Outfront Media
Capital Corp., 4.625%,
03/15/2030 $ 782,607
0.3
1,325,000
(1)
Sinclair Television
Group, Inc., 8.125%,
02/15/2033 1,308,344
0.4
2,525,000
(1)
Sirius XM Radio, Inc.,
5.000%,
08/01/2027 2,469,094
0.8
1,065,000
(1)
Stagwell Global LLC,
5.625%,
08/15/2029 1,015,295
0.3
1,625,000
(1)
Univision
Communications, Inc.,
6.625%,
06/01/2027 1,612,891
0.5
530,000
(1)(2)
Viasat, Inc., 7.500%,
05/30/2031 400,878
0.1
1,105,000
(1)
Windstream Escrow
LLC / Windstream
Escrow Finance Corp.,
8.250%,
10/01/2031 1,126,069
0.4
640,000
(1)
Zayo Group Holdings,
Inc., 4.000%,
03/01/2027 583,577
0.2
1,555,000
(1)
Zayo Group Holdings,
Inc., 6.125%,
03/01/2028 1,295,420
0.4
40,856,091
13.0
Consumer, Cyclical: 15.3%
1,050,000
(1)
1011778 BC ULC /
New Red Finance, Inc.,
4.000%,
10/15/2030 951,164
0.3
1,230,000
(1)
1011778 BC ULC /
New Red Finance, Inc.,
6.125%,
06/15/2029 1,238,964
0.4
410,000
(1)(2)
Adient Global
Holdings Ltd., 8.250%,
04/15/2031 397,748
0.1
995,000
(1)
Allison Transmission,
Inc., 5.875%,
06/01/2029 991,960
0.3
855,000
(1)(2)
American Airlines, Inc.,
7.250%,
02/15/2028 851,245
0.3
235,417
(1)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.500%,
04/20/2026 234,951
0.1
1,095,000
(1)(2)
Caesars Entertainment,
Inc., 4.625%,
10/15/2029 1,007,325
0.3
1,165,000
(1)
Caesars Entertainment,
Inc., 7.000%,
02/15/2030 1,181,688
0.4
875,000
(1)
Carnival Corp., 4.000%,
08/01/2028 837,681
0.3
1,815,000
(1)
Carnival Corp., 6.000%,
05/01/2029 1,803,422
0.6
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
1,703,794
(1)(3)
Carvana Co., 9.000%
(PIK Rate 12.000%,
Cash Rate 9.000%),
12/01/2028 $ 1,756,470
0.6
1,150,000
(1)
CCM Merger, Inc.,
6.375%,
05/01/2026 1,152,527
0.4
1,120,000
(1)(2)
CD&R Smokey Buyer,
Inc. / Radio Systems
Corp., 9.500%,
10/15/2029 1,023,400
0.3
955,000
(1)
Dream Finders
Homes, Inc., 8.250%,
08/15/2028 987,832
0.3
975,000
(1)
eG Global Finance PLC,
12.000%,
11/30/2028 1,080,600
0.3
960,000
(1)
Foundation Building
Materials, Inc., 6.000%,
03/01/2029 784,717
0.2
275,000
(1)
Gap, Inc., 3.625%,
10/01/2029 248,399
0.1
685,000
(1)(2)
Gap, Inc., 3.875%,
10/01/2031 591,705
0.2
910,000
(1)
Gates Corp., 6.875%,
07/01/2029 926,902
0.3
1,030,000
(1)
Group 1 Automotive,
Inc., 6.375%,
01/15/2030 1,034,787
0.3
1,905,000
(1)
Hilton Domestic
Operating Co., Inc.,
5.875%,
03/15/2033 1,888,042
0.6
855,000
(1)
Installed Building
Products, Inc., 5.750%,
02/01/2028 844,851
0.3
975,000
(1)
Interface, Inc., 5.500%,
12/01/2028 950,328
0.3
400,000
(1)
International Game
Technology PLC,
4.125%,
04/15/2026 395,289
0.1
1,270,000
(1)(2)
International Game
Technology PLC,
5.250%,
01/15/2029 1,242,129
0.4
975,000
(1)(2)
Lithia Motors, Inc.,
4.375%,
01/15/2031 884,108
0.3
205,000  M/I Homes, Inc.,
3.950%,
02/15/2030 187,561
0.1
615,000  M/I Homes, Inc.,
4.950%,
02/01/2028 597,423
0.2
430,000  Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 344,436
0.1
1,140,000
(1)(2)
Macy's Retail Holdings
LLC, 6.125%,
03/15/2032 1,043,775
0.3
615,000  MGM Resorts
International, 4.625%,
09/01/2026 608,384
0.2
525,000
(2)
MGM Resorts
International, 4.750%,
10/15/2028 505,855
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
300,000
(2)
MGM Resorts
International, 6.500%,
04/15/2032 $ 294,473
0.1
1,595,000
(1)
Michaels Cos., Inc.,
5.250%,
05/01/2028 1,102,939
0.3
59,000
(1)
NCL Corp. Ltd.,
5.875%,
03/15/2026 58,913
0.0
1,575,000
(1)(2)
NCL Corp. Ltd.,
6.750%,
02/01/2032 1,556,884
0.5
130,000  Newell Brands, Inc.,
6.375%,
09/15/2027 130,888
0.0
940,000
(1)
Raising Cane's
Restaurants LLC,
9.375%,
05/01/2029 999,813
0.3
2,410,000
(1)
Royal Caribbean
Cruises Ltd., 5.375%,
07/15/2027 2,402,124
0.8
575,000
(1)
Royal Caribbean
Cruises Ltd., 5.625%,
09/30/2031 565,014
0.2
1,020,000
(2)
Sally Holdings LLC
/ Sally Capital, Inc.,
6.750%,
03/01/2032 1,023,173
0.3
975,000
(1)
Scientific Games
Holdings L.P./Scientific
Games US FinCo, Inc.,
6.625%,
03/01/2030 920,520
0.3
574,705
(1)
Staples, Inc., 12.750%,
01/15/2030 389,973
0.1
1,250,000
(1)
Station Casinos LLC,
4.500%,
02/15/2028 1,198,190
0.4
720,000
(1)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 632,970
0.2
205,000
(1)(2)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 190,586
0.1
600,000
(1)
United Airlines, Inc.,
4.375%,
04/15/2026 590,921
0.2
1,120,000
(1)(2)
Victoria's Secret & Co.,
4.625%,
07/15/2029 980,629
0.3
1,990,000
(1)
Viking Cruises Ltd.,
5.875%,
09/15/2027 1,981,174
0.6
275,000
(1)
Viking Cruises Ltd.,
7.000%,
02/15/2029 276,102
0.1
925,000
(1)(2)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 6.375%,
02/01/2030 811,495
0.3
1,130,000
(1)
William Carter Co.,
5.625%,
03/15/2027 1,124,263
0.3
1,235,000
(1)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.250%,
05/15/2027 1,222,851
0.4
720,000
(1)
ZF North America
Capital, Inc., 4.750%,
04/29/2025 718,353
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
495,000
(1)
ZF North America
Capital, Inc., 6.875%,
04/14/2028 $ 486,816
0.1
48,234,732
15.3
Consumer, Non-cyclical: 16.7%
995,000
(1)(2)
1375209 BC Ltd.,
9.000%,
01/30/2028 994,851
0.3
1,095,000
(1)
Acadia Healthcare
Co., Inc., 5.500%,
07/01/2028 1,066,485
0.3
735,000
(1)
AHP Health Partners,
Inc., 5.750%,
07/15/2029 682,836
0.2
625,000
(1)(2)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.500%,
03/15/2029 575,855
0.2
1,275,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
5.875%,
02/15/2028 1,275,781
0.4
460,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
6.250%,
03/15/2033 464,917
0.2
925,000
(1)(2)
Alta Equipment
Group, Inc., 9.000%,
06/01/2029 810,288
0.3
445,000
(1)
APi Group DE, Inc.,
4.125%,
07/15/2029 412,747
0.1
480,000
(1)
APi Group DE, Inc.,
4.750%,
10/15/2029 448,495
0.1
1,045,000
(1)
Bausch Health
Cos., Inc., 4.875%,
06/01/2028 845,050
0.3
840,000
(1)
Bausch Health
Cos., Inc., 6.125%,
02/01/2027 852,285
0.3
1,060,000
(1)
Belron UK Finance
PLC, 5.750%,
10/15/2029 1,053,587
0.3
440,000
(1)
Brink's Co., 6.500%,
06/15/2029 446,482
0.1
440,000
(1)
Brink's Co., 6.750%,
06/15/2032 446,570
0.1
1,500,000
(1)(2)
Cheplapharm
Arzneimittel GmbH,
5.500%,
01/15/2028 1,343,694
0.4
1,580,000
(1)
CHS/Community Health
Systems, Inc., 5.250%,
05/15/2030 1,305,442
0.4
1,200,000
(1)(2)
Cimpress PLC, 7.375%,
09/15/2032 1,104,201
0.4
945,000
(1)
CPI CG, Inc., 10.000%,
07/15/2029 1,006,842
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
345,000
(1)
DaVita, Inc., 3.750%,
02/15/2031 $ 300,656
0.1
1,405,000
(1)
DaVita, Inc., 4.625%,
06/01/2030 1,294,555
0.4
1,120,000
(1)(2)
Embecta Corp.,
5.000%,
02/15/2030 1,003,899
0.3
1,185,000
(2)
Encompass Health
Corp., 4.750%,
02/01/2030 1,140,885
0.4
995,000
(1)
Fiesta Purchaser, Inc.,
7.875%,
03/01/2031 1,028,254
0.3
275,000
(1)
Fiesta Purchaser, Inc.,
9.625%,
09/15/2032 283,287
0.1
1,030,000
(1)
Graham Holdings Co.,
5.750%,
06/01/2026 1,030,916
0.3
960,000
(1)(2)
Grifols SA, 4.750%,
10/15/2028 887,653
0.3
320,000
(1)
Insulet Corp., 6.500%,
04/01/2033 325,489
0.1
995,000
(1)(2)
Jazz Securities DAC,
4.375%,
01/15/2029 946,143
0.3
1,600,000
(1)
LifePoint Health, Inc.,
10.000%,
06/01/2032 1,528,256
0.5
890,000
(1)
Medline Borrower L.P.,
3.875%,
04/01/2029 832,522
0.3
790,000
(1)
Medline Borrower L.P.,
5.250%,
10/01/2029 758,608
0.2
305,000
(1)
Medline Borrower L.P./
Medline Co-Issuer, Inc.,
6.250%,
04/01/2029 309,264
0.1
995,000
(1)
NESCO Holdings
II, Inc., 5.500%,
04/15/2029 919,729
0.3
675,000  New Albertsons L.P.,
7.450%,
08/01/2029 702,666
0.2
1,600,000
(1)(2)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 5.125%,
04/30/2031 1,396,280
0.4
1,300,000
(2)
Perrigo Finance
Unlimited Co. USD,
6.125%,
09/30/2032 1,280,799
0.4
890,000
(1)
Post Holdings, Inc.,
4.625%,
04/15/2030 832,184
0.3
690,000
(1)(2)
Post Holdings, Inc.,
6.250%,
10/15/2034 681,073
0.2
240,000
(1)
Post Holdings, Inc.,
6.375%,
03/01/2033 236,596
0.1
1,500,000
(1)(2)
Prime Security Services
Borrower LLC / Prime
Finance, Inc., 6.250%,
01/15/2028 1,502,280
0.5
1,120,000
(1)
Raven Acquisition
Holdings LLC, 6.875%,
11/15/2031 1,090,391
0.3
1,305,000
(1)(2)
Select Medical Corp.,
6.250%,
12/01/2032 1,272,948
0.4
1,925,000
(2)
Service Corp.
International, 5.750%,
10/15/2032 1,894,174
0.6
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,355,000
(1)
Simmons Foods, Inc./
Simmons Prepared
Foods,, Inc. ./
Simmons Pet Food,,
Inc../Simmons Feed,
4.625%,
03/01/2029 $ 1,257,883
0.4
810,000
(1)
Sotera Health
Holdings LLC, 7.375%,
06/01/2031 824,484
0.3
910,000
(1)(2)
Star Parent, Inc.,
9.000%,
10/01/2030 898,084
0.3
1,280,000
(1)
Surgery Center
Holdings, Inc., 7.250%,
04/15/2032 1,267,370
0.4
825,000
(1)
Teleflex, Inc., 4.250%,
06/01/2028 787,568
0.3
1,075,000  Tenet Healthcare Corp.,
5.125%,
11/01/2027 1,060,057
0.3
1,400,000  Tenet Healthcare Corp.,
6.125%,
06/15/2030 1,395,277
0.4
1,105,000
(1)
United Natural
Foods, Inc., 6.750%,
10/15/2028 1,092,857
0.3
855,000  United Rentals North
America, Inc., 4.875%,
01/15/2028 841,059
0.3
225,000  United Rentals North
America, Inc., 5.500%,
05/15/2027 224,381
0.1
1,120,000
(1)(2)
United Rentals North
America, Inc., 6.125%,
03/15/2034 1,122,100
0.4
1,075,000
(1)
US Foods, Inc., 5.750%,
04/15/2033 1,048,464
0.3
1,075,000
(1)
Veritiv Operating Co.,
10.500%,
11/30/2030 1,139,581
0.4
1,120,000
(1)
Williams Scotsman,
Inc., 6.625%,
04/15/2030 1,132,958
0.4
52,708,038
16.7
Energy: 10.3%
700,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.375%,
06/15/2029 684,712
0.2
875,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.750%,
03/01/2027 873,012
0.3
755,000
(1)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.250%,
04/01/2028 756,202
0.2
234,000
(1)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.875%,
04/01/2027 234,288
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
1,150,000
(1)(2)
Ascent Resources Utica
Holdings LLC / ARU
Finance Corp., 5.875%,
06/30/2029 $ 1,123,152
0.4
1,065,000
(1)
Baytex Energy Corp.,
8.500%,
04/30/2030 1,082,704
0.3
1,030,000
(1)
Crescent Energy
Finance LLC, 7.625%,
04/01/2032 1,019,707
0.3
650,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 7.125%,
06/01/2028 651,871
0.2
755,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 8.625%,
03/15/2029 782,911
0.2
325,000
(1)
DT Midstream, Inc.,
4.125%,
06/15/2029 306,164
0.1
615,000
(1)
DT Midstream, Inc.,
4.375%,
06/15/2031 566,245
0.2
908,000
(1)
Earthstone Energy
Holdings LLC, 8.000%,
04/15/2027 925,804
0.3
1,150,000
(1)
Encino Acquisition
Partners Holdings LLC,
8.500%,
05/01/2028 1,169,874
0.4
957,000
(1)
Enerflex Ltd., 9.000%,
10/15/2027 982,688
0.3
1,280,000
(1)
EQM Midstream
Partners L.P., 4.750%,
01/15/2031 1,231,670
0.4
890,000
(1)
Global Partners L.P.
/ GLP Finance Corp.,
8.250%,
01/15/2032 915,611
0.3
1,255,000
(1)
Hess Midstream
Operations L.P.,
5.875%,
03/01/2028 1,261,654
0.4
585,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
04/15/2030 556,979
0.2
625,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
02/01/2031 584,684
0.2
1,310,000
(1)
Howard Midstream
Energy Partners LLC,
7.375%,
07/15/2032 1,343,142
0.4
1,010,000
(1)
Kinetik Holdings L.P.,
5.875%,
06/15/2030 1,000,212
0.3
1,010,000
(1)
Kodiak Gas Services
LLC, 7.250%,
02/15/2029 1,030,353
0.3
1,050,000
(1)
Moss Creek Resources
Holdings, Inc., 8.250%,
09/01/2031 1,024,867
0.3
1,225,000
(1)
Northriver Midstream
Finance L.P., 6.750%,
07/15/2032 1,237,441
0.4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
750,000
(1)
Permian Resources
Operating LLC, 5.875%,
07/01/2029 $ 740,751
0.2
480,000
(1)
Permian Resources
Operating LLC, 6.250%,
02/01/2033 478,478
0.1
1,120,000
(1)
Summit Midstream
Holdings LLC, 8.625%,
10/31/2029 1,143,914
0.4
290,000
(1)
Sunoco L.P., 7.000%,
05/01/2029 296,909
0.1
410,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
05/15/2029 388,651
0.1
875,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
04/30/2030 818,944
0.3
1,205,000
(1)
Tallgrass Energy
Partners L.P. / Tallgrass
Energy Finance Corp.,
6.000%,
03/01/2027 1,199,462
0.4
480,000
(1)
Talos Production, Inc.,
9.000%,
02/01/2029 493,668
0.2
650,000
(1)
Talos Production, Inc.,
9.375%,
02/01/2031 661,974
0.2
511,875
(1)
Transocean Poseidon
Ltd., 6.875%,
02/01/2027 509,116
0.2
140,238
(1)
Transocean Titan
Financing Ltd., 8.375%,
02/01/2028 143,362
0.0
1,010,000
(1)
Venture Global
Calcasieu Pass LLC,
4.125%,
08/15/2031 918,403
0.3
1,175,000
(1)
Venture Global
LNG, Inc., 7.000%,
01/15/2030 1,158,436
0.4
1,200,000
(1)
Venture Global
LNG, Inc., 8.125%,
06/01/2028 1,226,948
0.4
1,100,000
(1)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 1,116,397
0.3
32,641,360
10.3
Financial: 10.6%
470,000
(1)
Acrisure LLC / Acrisure
Finance, Inc., 6.000%,
08/01/2029 450,864
0.1
995,000
(1)
Acrisure LLC / Acrisure
Finance, Inc., 7.500%,
11/06/2030 1,012,965
0.3
495,000
(1)
Acrisure LLC / Acrisure
Finance, Inc., 8.500%,
06/15/2029 516,052
0.2
960,000
(1)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 6.500%,
10/01/2031 943,616
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,050,000
(1)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 7.375%,
10/01/2032 $ 1,055,924
0.3
670,000  Ally Financial, Inc.,
5.750%,
11/20/2025 672,074
0.2
445,000
(2)
Ally Financial, Inc.,
6.700%,
02/14/2033 445,339
0.1
1,030,000
(1)
Aretec Escrow
Issuer, Inc., 7.500%,
04/01/2029 1,012,452
0.3
1,065,000
(1)
BroadStreet Partners,
Inc., 5.875%,
04/15/2029 1,024,568
0.3
950,000
(1)
Burford Capital Global
Finance LLC, 6.875%,
04/15/2030 939,114
0.3
875,000
(1)
CI Financial Corp.,
7.500%,
05/30/2029 917,857
0.3
1,125,000
(1)
Focus Financial
Partners LLC, 6.750%,
09/15/2031 1,110,522
0.4
495,000
(1)
Freedom Mortgage
Corp., 12.250%,
10/01/2030 545,823
0.2
1,000,000
(1)
Freedom Mortgage
Holdings LLC, 8.375%,
04/01/2032 977,945
0.3
1,925,000
(1)
Icahn Enterprises L.P.
/ Icahn Enterprises
Finance Corp.,
10.000%,
11/15/2029 1,913,925
0.6
1,600,000
(1)
Iron Mountain, Inc.,
5.250%,
07/15/2030 1,535,604
0.5
700,000
(1)
Iron Mountain, Inc.,
6.250%,
01/15/2033 693,754
0.2
1,540,000
(1)
Jane Street Group /
JSG Finance, Inc.,
6.125%,
11/01/2032 1,516,411
0.5
275,000
(1)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.250%,
02/01/2027 268,030
0.1
875,000
(1)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.750%,
06/15/2029 833,942
0.3
250,000
(1)
Midcap Financial
Issuer Trust, 5.625%,
01/15/2030 227,072
0.1
890,000
(1)
Midcap Financial
Issuer Trust, 6.500%,
05/01/2028 858,772
0.3
890,000  MPT Operating
Partnership L.P. / MPT
Finance Corp., 4.625%,
08/01/2029 679,504
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,080,000  MPT Operating
Partnership L.P. / MPT
Finance Corp., 5.000%,
10/15/2027 $ 977,080
0.3
775,000
(1)
Nationstar Mortgage
Holdings, Inc., 5.000%,
02/01/2026 772,384
0.2
1,150,000
(1)
Nationstar Mortgage
Holdings, Inc., 5.125%,
12/15/2030 1,152,802
0.4
395,000  Navient Corp., 6.750%,
06/25/2025 395,581
0.1
1,030,000  OneMain Finance
Corp., 5.375%,
11/15/2029 980,714
0.3
430,000  OneMain Finance
Corp., 7.125%,
03/15/2026 436,577
0.1
1,080,000
(1)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 1,101,148
0.4
1,095,000
(1)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
7.000%,
02/01/2030 1,104,027
0.4
1,120,000
(1)
PennyMac Financial
Services, Inc., 6.875%,
02/15/2033 1,114,400
0.4
895,000
(1)
PHH Escrow Issuer
LLC/PHH Corp.,
9.875%,
11/01/2029 864,588
0.3
825,000
(1)(2)
PRA Group, Inc.,
5.000%,
10/01/2029 760,654
0.2
1,150,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 7.250%,
07/15/2028 1,178,405
0.4
1,325,000
(1)
Ryan Specialty LLC,
5.875%,
08/01/2032 1,309,833
0.4
965,000
(1)
VFH Parent LLC / Valor
Co-Issuer, Inc., 7.500%,
06/15/2031 992,273
0.3
33,292,595
10.6
Industrial: 11.6%
855,000
(1)
AAR Escrow Issuer
LLC, 6.750%,
03/15/2029 869,632
0.3
1,075,000
(1)
Amsted Industries, Inc.,
6.375%,
03/15/2033 1,070,533
0.3
1,150,000
(1)
Arcosa, Inc., 6.875%,
08/15/2032 1,166,846
0.4
1,470,000
(1)
Ardagh Metal
Packaging Finance
USA LLC / Ardagh
Metal Packaging
Finance PLC, 4.000%,
09/01/2029 1,253,733
0.4

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
565,000
(1)(2)
Bombardier, Inc.,
7.500%,
02/01/2029 $ 579,927
0.2
360,000
(1)
Bombardier, Inc.,
7.875%,
04/15/2027 361,589
0.1
290,000
(1)(2)
Bombardier, Inc.,
8.750%,
11/15/2030 306,109
0.1
875,000
(1)
Brundage-Bone
Concrete Pumping
Holdings, Inc., 7.500%,
02/01/2032 834,143
0.3
225,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.125%,
01/15/2026 223,174
0.1
925,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 897,308
0.3
975,000
(1)
Clean Harbors, Inc.,
6.375%,
02/01/2031 986,468
0.3
1,465,000
(1)
Clydesdale Acquisition
Holdings, Inc., 6.750%,
04/15/2032 1,476,321
0.5
1,420,000
(1)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 1,422,404
0.4
795,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 5.500%,
05/01/2028 779,910
0.2
639,000
(1)(2)
Fortress Transportation
and Infrastructure
Investors LLC, 5.875%,
04/15/2033 611,286
0.2
960,000
(1)
GFL Environmental,
Inc., 4.000%,
08/01/2028 913,385
0.3
585,000
(1)
GFL Environmental,
Inc., 4.375%,
08/15/2029 552,340
0.2
430,000
(1)
Global Infrastructure
Solutions, Inc., 5.625%,
06/01/2029 414,546
0.1
675,000
(1)(2)
Global Infrastructure
Solutions, Inc., 7.500%,
04/15/2032 666,838
0.2
1,355,000
(1)
Graham Packaging
Co., Inc., 7.125%,
08/15/2028 1,324,472
0.4
1,270,000
(1)
Imola Merger Corp.,
4.750%,
05/15/2029 1,207,125
0.4
910,000
(1)
Intelligent Packaging
Ltd. Finco, Inc. /
Intelligent Packaging
Ltd. Co-Issuer LLC,
6.000%,
09/15/2028 886,217
0.3
1,340,000
(1)
Madison IAQ LLC,
5.875%,
06/30/2029 1,267,179
0.4
1,120,000
(1)
Oscar AcquisitionCo
LLC / Oscar Finance,
Inc., 9.500%,
04/15/2030 1,006,824
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
1,475,000
(1)(2)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 $ 1,441,812
0.5
1,120,000  Park-Ohio Industries,
Inc., 6.625%,
04/15/2027 1,084,130
0.3
1,600,000
(1)
Quikrete Holdings, Inc.,
6.375%,
03/01/2032 1,611,464
0.5
1,065,000
(1)
Sealed Air Corp.,
4.000%,
12/01/2027 1,026,080
0.3
480,000
(1)
Sealed Air Corp/Sealed
Air Corp. US, 6.125%,
02/01/2028 481,006
0.1
1,130,000
(1)
Sensata Technologies,
Inc., 3.750%,
02/15/2031 988,119
0.3
1,160,000
(1)
Smyrna Ready Mix
Concrete LLC, 8.875%,
11/15/2031 1,203,008
0.4
890,000
(1)
Standard Industries,
Inc., 3.375%,
01/15/2031 774,555
0.2
530,000
(1)
Standard Industries,
Inc., 4.375%,
07/15/2030 489,465
0.2
1,015,000
(1)
Terex Corp., 6.250%,
10/15/2032 985,709
0.3
1,270,000
(1)
TransDigm, Inc.,
6.000%,
01/15/2033 1,251,436
0.4
705,000
(1)
TransDigm, Inc.,
6.625%,
03/01/2032 714,866
0.2
1,430,000
(1)
Waste Pro USA, Inc.,
7.000%,
02/01/2033 1,438,400
0.5
875,000
(1)
Weekley Homes LLC /
Weekley Finance Corp.,
4.875%,
09/15/2028 831,194
0.3
1,390,000
(1)
Wilsonart LLC,
11.000%,
08/15/2032 1,277,529
0.4
36,677,082
11.6
Technology: 2.6%
995,000
(1)
Amentum Escrow Corp.,
7.250%,
08/01/2032 979,839
0.3
990,000
(1)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 963,077
0.3
650,000
(1)
Entegris Escrow Corp.,
5.950%,
06/15/2030 647,444
0.2
430,000
(1)
Entegris, Inc., 3.625%,
05/01/2029 395,682
0.1
925,000
(1)
Fortress Intermediate
3, Inc., 7.500%,
06/01/2031 933,645
0.3
515,000
(1)
Open Text Corp.,
3.875%,
12/01/2029 469,114
0.2
950,000
(1)
Open Text Holdings,
Inc., 4.125%,
02/15/2030 867,500
0.3
1,025,000
(1)
Playtika Holding Corp.,
4.250%,
03/15/2029 903,717
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
1,120,000
(1)
Rocket Software, Inc.,
6.500%,
02/15/2029 $ 1,056,985
0.3
1,080,000
(1)
UKG, Inc., 6.875%,
02/01/2031 1,096,388
0.3
8,313,391
2.6
Utilities: 2.5%
1,105,000
(1)
Alpha Generation LLC,
6.750%,
10/15/2032 1,106,569
0.4
700,000
(1)
Calpine Corp., 4.500%,
02/15/2028 679,175
0.2
875,000
(1)
Calpine Corp., 5.125%,
03/15/2028 861,708
0.3
1,100,000
(1)
Lightning Power LLC,
7.250%,
08/15/2032 1,133,451
0.4
710,000
(1)
NRG Energy, Inc.,
6.000%,
02/01/2033 691,456
0.2
770,000
(1)
NRG Energy, Inc.,
6.250%,
11/01/2034 758,673
0.2
550,000
(1)
Vistra Operations
Co. LLC, 4.375%,
05/01/2029 522,745
0.2
1,025,000
(1)
Vistra Operations
Co. LLC, 5.500%,
09/01/2026 1,025,133
0.3
475,000
(1)
Vistra Operations
Co. LLC, 5.625%,
02/15/2027 473,606
0.1
600,000
(1)
Vistra Operations
Co. LLC, 7.750%,
10/15/2031 628,881
0.2
7,881,397
2.5
Total Corporate Bonds/
Notes
(Cost $279,967,808)
278,027,871
88.1
BANK LOANS: 5.4%
Communications: 0.7%
1,325,000  Getty Images Inc.,
Dollar Fixed Rate Term
B-1 Loans, 11.250%,
02/21/2030 1,338,250
0.4
671,623  MH Sub I LLC, 9.096%,
05/03/2028 641,819
0.2
191,750  MH Sub I LLC, Tranche
B, 8.577%,
12/31/2031 176,219
0.1
2,156,288
0.7
Consumer, Cyclical: 1.2%
1,061,632  American Greetings
Corporation, Tranche C
Term Loan, 10.075%,
(TSFR1M+5.750%),
10/30/2029 1,065,944
0.4
1,336,650  Great Outdoors
Group LLC, Term
B-3 Loan, 7.575%,
(TSFR1M+3.250%),
01/16/2032 1,336,149
0.4
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Cyclical: (continued)
1,275,000  Hanesbrands, Inc.,
Tranche B, 7.071%,
03/08/2032 $ 1,276,594
0.4
3,678,687
1.2
Consumer, Non-cyclical: 0.6%
1,084,527  Bausch & Lomb
Corporation, Initial
Term Loan, 7.672%,
(TSFR1M+3.350%),
05/10/2027 1,081,719
0.4
667,242  Kuehg Corp., Term
Loan, 7.549%,
(TSFR3M+3.250%),
06/12/2030 666,512
0.2
1,748,231
0.6
Energy: 0.9%
1,079,575  Epic Y Grade
Services L.P., Term
Loan B, 10.044%,
(TSFR3M+5.750%),
06/29/2029 1,081,037
0.3
904,800  Goodnight Water
Solutions Holdings,
LLC, Initial Term
Loans, 8.825%,
(TSFR1M+4.500%),
06/04/2029 904,800
0.3
956,250  Hilcorp Energy I L.P.,
Term Loan B, 6.322%,
(TSFR1M+2.000%),
02/05/2030 958,641
0.3
2,944,478
0.9
Financial: 0.9%
1,816,907  HUB International
Ltd., 2025 Incremental
Term Loan, 6.787%,
(TSFR3M+2.500%),
06/20/2030 1,810,887
0.6
706,454  Osaic Holdings Inc.,
Term B4 Loan, 7.824%,
(TSFR1M+3.500%),
08/17/2028 702,039
0.2
315,789  Truist Insurance
Holdings, LLC, Initial
Term Loans (Second
Lien), 9.049%,
(TSFR3M+4.750%),
05/06/2032 319,244
0.1
2,832,170
0.9
Technology: 1.1%
1,205,000  Cotiviti Holdings Inc.,
Initial Fixed Rate
Term Loan, 7.625%,
05/01/2031 1,200,481
0.4

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
346,509  Cotiviti Inc., Initial
Floating Rate Term
Loans, 7.073%,
(TSFR1M+2.750%),
05/01/2031 $ 344,668
0.1
956,563  Indy Us Bidco, LLC,
Eleventh Amendment
Term Loan, 7.824%,
(TSFR1M+3.500%),
03/06/2028 954,470
0.3
1,072,313  PointClickCare
Technologies Inc., 2024-
1 Term Loan, 7.549%,
(TSFR3M+3.250%),
11/03/2031 1,073,318
0.3
3,572,937
1.1
Total Bank Loans
(Cost $16,912,033)
16,932,791
5.4
CONVERTIBLE BONDS/NOTES: 0.0%
Financial: 0.0%
499,200
(1)
Lehman Brothers
Holdings, Inc. SD,
8.160%,
05/30/2009 1,358
0.0
Total Convertible
Bonds/Notes
(Cost $451,666)
1,358
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 0.0%
Consumer Discretionary: —%
1,476
(1)(4)
Perseus Holding Corp.
—
—
Energy: 0.0%
2
(5)
Amplify Energy Corp.
8
0.0
424,441
(4)
Ascent Resources -
Utica LLC - Class A
5,093
0.0
5,101
0.0
Health Care: 0.0%
26
(5)
Option Care Health, Inc.
908
0.0
Total Common Stock
(Cost $10,389)
6,009
0.0
OTHER: —%
Energy: —%
2,000
(4)(6)(7)
Green Field Energy
Services, Inc.
—
—
Total Other
(Cost $–)
—
—
Shares Value
Percentage
of Net
Assets
PREFERRED STOCK: —%
Consumer Discretionary: —%
775
(1)(4)
Perseus Holding Corp.
$ —
—
Total Preferred Stock
(Cost $–)
—
—
WARRANTS: 0.0%
Health Care: 0.0%
126  Option Care Health, Inc.
- Class A
1,837
0.0
126  Option Care Health, Inc.
- Class B
1,380
0.0
3,217
0.0
Total Warrants
(Cost $–)
3,217
0.0
Total Long-Term
Investments
(Cost $297,341,896)
294,971,246
93.5
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 17.7%
Commercial Paper: 5.2%
3,000,000  American Electric
Power Co., Inc.,
4.650
%,
04/22/2025 2,991,623
1.0
400,000  American Electric
Power Co., Inc.,
4.680
%,
05/05/2025 398,214
0.1
2,000,000  American Electric
Power Co., Inc.,
4.680
%,
05/09/2025 1,990,049
0.6
925,000  Concord Minutemen
Capital Co. LLC,
4.390
%,
04/01/2025 924,887
0.3
325,000  Concord
Minutemen Capital
Co. LLC,
4.460
%,
04/03/2025 324,881
0.1
2,705,000  Dominion Energy, Inc.,
4.580
%,
04/08/2025 2,702,288
0.9
1,700,000  Duke Energy Co.,
4.590
%,
04/21/2025 1,695,521
0.5
1,800,000
Fiserv, Inc.,
4.600
%,
04/01/2025 1,799,773
0.6
1,000,000
HP, Inc.,
4.650
%,
04/10/2025 998,728
0.3
2,500,000  McCormick &
Company, Inc.,
4.580
%,
04/01/2025 2,499,687
0.8
Total Commercial Paper
(Cost $16,327,605)
16,325,651
5.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements: 12.5%
6,824,975
(8)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
03/31/2025, 4.390%,
due 04/01/2025
(Repurchase
Amount $6,825,796,
collateralized by various
U.S. Government
Agency Obligations,
1.500%-7.000%, Market
Value plus accrued
interest $6,961,475, due
02/01/36-02/01/57)
$ 6,824,975
2.2
4,826,399
(8)
Citadel Securities
LLC, Repurchase
Agreement dated
03/31/2025, 4.440%,
due 04/01/2025
(Repurchase
Amount $4,826,986,
collateralized by various
U.S. Government
Securities, 0.000%-
4.625%, Market Value
plus accrued interest
$4,923,534, due
04/15/25-02/15/55)
4,826,399
1.5
790,145
(8)
Citigroup Global
Markets Inc.,
Repurchase
Agreement dated
03/31/2025, 4.350%,
due 04/01/2025
(Repurchase Amount
$790,239, collateralized
by various U.S.
Government Securities,
1.500%-3.500%, Market
Value plus accrued
interest $805,948, due
08/15/26-09/30/26)
790,145
0.2
5,339,955
(8)
Marex Capital Markets
Inc., Repurchase
Agreement dated
03/31/2025, 4.450%,
due 04/01/2025
(Repurchase
Amount $5,340,606,
collateralized by various
U.S. Government
Agency Obligations,
2.500%-5.500%, Market
Value plus accrued
interest $5,446,754, due
07/01/42-11/01/54)
5,339,955
1.7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
5,253,059
(8)
Mirae Asset Securities
(USA), Inc., Repurchase
Agreement dated
03/31/2025, 4.470%,
due 04/01/2025
(Repurchase
Amount $5,253,702,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.625%-
7.538%, Market Value
plus accrued interest
$5,359,059, due
04/21/25-03/15/66)
$ 5,253,059
1.7
7,306,000
(8)
RBC Dominion
Securities, Inc.,
Repurchase
Agreement dated
03/31/2025, 4.360%,
due 04/01/2025
(Repurchase
Amount $7,306,873,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$7,452,120, due
04/10/25-12/15/66)
7,306,000
2.3
9,133,612
(8)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/31/2025, 4.470%,
due 04/01/2025
(Repurchase
Amount $9,134,731,
collateralized by various
U.S. Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$9,303,929, due
04/15/26-02/15/53)
9,133,612
2.9
Total Repurchase
Agreements
(Cost $39,474,145)
39,474,145
12.5
Total Short-Term
Investments
(Cost $55,801,750)
55,799,796
17.7
Total Investments in
Securities
(Cost $353,143,646) $ 350,771,042 111.2
Liabilities in Excess of
Other Assets
(35,284,660) (11.2)
Net Assets $ 315,486,382 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya High Yield Portfolio
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion.
Rates shown are the current rate and possible payment rates.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
Non-income producing security.
(6)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(7)
Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2025, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(8)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
Reference Rate Abbreviations:
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya High Yield Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary $ — $ — $ — $ —
Energy 8 — 5,093 5,101
Health Care 908 — — 908
Total Common Stock 916 — 5,093 6,009
Corporate Bonds/Notes — 278,027,871 — 278,027,871
Bank Loans — 16,932,791 — 16,932,791
Warrants — 3,217 — 3,217
Convertible Bonds/Notes — 1,358 — 1,358
Preferred Stock — — — —
Other — — — —
Short-Term Investments — 55,799,796 — 55,799,796
Total Investments, at fair value $ 916 $ 350,765,033 $ 5,093 $ 350,771,042
At March 31, 2025, Voya High Yield Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Green Field Energy Services, Inc. 8/25/2019 $ — $ —
$ — $ —
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 3,338,171
Gross Unrealized Depreciation (5,710,774)
Net Unrealized Depreciation $ (2,372,603)